Supplemental disclosures of cash flows information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Supplemental disclosures of cash flows information
Cash paid for income tax	$ 3,375	$ 3,337	$ 2,790
Cash paid for interest	1,326	1,382	2,227
Acquisition of Horizon		$ 5,682